Organization and Business Background - Additional Information (Detail) - USD ($)																9 Months Ended	12 Months Ended
	Nov. 14, 2024	Oct. 15, 2024	Sep. 30, 2024	Aug. 18, 2024	Mar. 15, 2024	Feb. 15, 2024	Jan. 16, 2024	Dec. 15, 2023	Nov. 16, 2023	Oct. 17, 2023	Sep. 14, 2023	Aug. 18, 2023	Aug. 14, 2023	Jul. 13, 2023	Jan. 18, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 27, 2024	Aug. 21, 2024	Sep. 05, 2023	Jul. 26, 2023	Jul. 11, 2023	Jun. 29, 2023	Apr. 10, 2023
Common stock, conversion basis															one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant	20	20
Common stock, par or stated value per share															$ 0.0001
Purchase of ordinary share			1												1	1	1
Purchase of ordinary share, per share			$ 11.5												$ 11.5	$ 11.5	$ 11.5
Shares issued, price per share															$ 10
Proceeds from issuance initial public offering															$ 189,750,000	$ 191,647,500	$ 191,647,500
Proceeds from issuance of warrants																		$ 7,942,500
Class of warrants or rights redemption price per unit																		$ 10
Company's operating account																2,250,000	$ 2,250,000
Percentage of public shares to be redeemed in case business combination is not consummated															100.00%		100.00%
Cash			$ 47,353													47,353	$ 138,283	$ 224,474
Net working (deficit) capital																	(1,676,487)	151,951
Accumulated deficit			(10,189,718)													(10,189,718)	(8,318,211)	$ (6,489,773)
Assets held in trust														$ 70,000
Payments to acquire restricted investments		$ 30,000		$ 30,000				$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000		$ 191,647,500	910,000
Amount to be deposited in the trust account for each extension														$ 70,000
Delayed fee payable one month from now			35,000													35,000	35,000
Delay fees payable two months from now			50,000													50,000	50,000
Delay of filing fee third month and thereafter per month			70,000													70,000	70,000
Net working capital (deficit)			3,547,994													$ 3,547,994	$ 1,676,487
Subsequent Event [Member]
Business combination	$ 30,000	$ 30,000			$ 70,000	$ 70,000	$ 70,000
Deposit One [Member]
Payments to acquire restricted investments			30,000
Deposit Two [Member]
Payments to acquire restricted investments			$ 60,000
Parent Company Subscription Agreements [Member]
Shares issued, price per share																	$ 10
Excess cash for which capital is not eligible to be raised																	$ 1,000,000
Reduction as a percentage of excess cash in equity financing																	20.00%
Lock in period of shares																	1 year
Share Price																	$ 12
Number of trading days for determining the share price																	20 days
Aggregate number of consecutive trading days for determining the share price																	30 days
Minimum number of days post merger for determining the consecutive trading days																	120 days
Tranche One [Member] | Parent Company Subscription Agreements [Member]
Common stock shares subscribed but not issued value																	$ 8,240,000
Based On The Outstanding Balance Under Restated Promissoy Note [Member] | Parent Company Subscription Agreements [Member]
Common stock shares subscribed but not issued value																	2,000,000
Available Amount After Reduction Of Excess Cash Available [Member] | Parent Company Subscription Agreements [Member]
Common stock shares subscribed but not issued value																	3,000,000
Fuse Machines [Member]
Numerator for considering common stock shares to be issued by the resultant company																	$ 10
Aggregate merger consideration per share																	$ 200,000,000
Each Outstanding Warrant Convertible Into One Parent Company Ordinary Share [Member]
Class of warrants or rights number of shares covered by each warrant or right																	1
Each Outstanding Parent Right Convertible To Acquire One Tenth Of Parent Company Share [Member]
Class of warrants or rights number of shares covered by each warrant or right																	0.1
Each Outstanding Unit Of CSLM Shall Convert Into Parent Company Company Share [Member]
Class of warrants or rights number of shares covered by each warrant or right																	1
One Right To Acquire One Tenth of A Parent Common Share [Member]
Class of warrants or rights number of shares covered by each warrant or right																	0.1
One Right To Acquire One Half Of Domesticated Parent Warrant [Member]
Class of warrants or rights number of shares covered by each warrant or right																	0.5
Maximum [Member] | Merger Agreement Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 2,750,000
Minimum [Member] | Merger Agreement Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 2,000,000
Sponsor [Member]
Minimum notice period to be given to the holders of warrants																		30 days
Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or right issued during period warrants																		7,942,500
Sale of stock, price per share			$ 1													$ 1	$ 1	$ 1
IPO [Member]
Stock issued during period, shares															18,975,000	18,975,000	18,975,000
Shares issued, price per share			10													$ 10	$ 10
Over-Allotment Option [Member]
Stock issued during period, shares															2,475,000
Common Class A [Member]
Stock issued during period, shares														4,743,749		4,743,749	4,743,749
Common stock, conversion basis															one
Common stock, par or stated value per share			$ 0.0001													$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit															$ 5,377,489
Temporary equity, shares outstanding			1,372,687	3,399,500												1,372,687	4,772,187	18,975,000					14,202,813	14,202,813
Temporary equity, aggregate amount of redemption requirement			$ 149,486,187													$ 149,486,187	$ 149,486,187			$ 38,596,223		$ 149,486,187	$ 149,486,187	$ 149,486,187
Temporary equity, redemption price per share																							$ 10.53
Common Class A [Member] | Stock To Convert Into Parent Company Common Stock [Member]
Common stock, par or stated value per share																	$ 0.0001
Common Class B [Member]
Stock issued during period, shares														4,743,749
Common stock, par or stated value per share			$ 0.0001													$ 0.0001	0.0001	$ 0.0001
Temporary equity, shares outstanding																		4,743,750
Common Class B [Member] | Sponsor To Surrender Shares To The Company For No Consideration [Member]
Common stock, par or stated value per share																	0.0001
Common Class B [Member] | Stock To Convert Into Parent Company Common Stock [Member]
Common stock, par or stated value per share																	0.0001
Common Class B [Member] | Sponsor [Member]
Common stock, par or stated value per share			$ 0.0001													$ 0.0001	$ 0.0001
Sale of stock, price per share																					$ 0.006				$ 0.006